GEOGRAPHIC AND CUSTOMER INFORMATION	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
GEOGRAPHIC AND CUSTOMER INFORMATION
NOTE 16:-	GEOGRAPHIC AND CUSTOMER INFORMATION

a.	Geographic information:

Following is a summary of revenues by geographic areas. Revenues attributed to geographic areas, based on the location where the customers accept delivery of the products and services:

	Year ended December 31,
	2022	2021	2020

Europe, Middle East and Africa (*)	$3,225	$2,570	$3,992
Asia Pacific	739	538	1,078
North America (**)	2,062	2,358	(14,434)

	$6,026	$5,466	$(9,364)

(*)	Includes revenues from Germany in the amount of $3,034, $2,491 and $3,635 in the years ended December 31, 2022, 2021 and 2020, respectively.

(**)	Includes revenues from United States only. During the year ended December 31, 2020, a reduction of revenue in the amount of $14,800 was recorded (see also Note 2i).

b.	The Company’s long-lived assets (property and equipment, net and operating lease right-of-use assets) are located as follows:

	Year ended December 31,
	2022	2021

Israel	$56,424	$14,341
United States	50	40
Germany	929	29
Belarus	-	92
Others	13	-

	$57,416	$14,502

c.	Customers accounted for over 10% of revenue:

As of December 31, 2022, Customer A accounted for 77% of revenues.

As of December 31, 2021, Customer A accounted for 82% of revenues.

As of December 31, 2020, Customers A, B and C accounted for 51%, 22% and 10% of revenues (excluding the reduction of revenues of issuance of Preferred C-1 Shares).